Stockholders' Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Equity [Abstract]
Summary of Changes in Employee Stock Options Outstanding and the Related Prices

The following table summarizes the changes in employee stock options outstanding and the related prices for the shares of our common stock issued to employees under two employee stock option plans:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (years)	Value
Options outstanding at March 31, 2018	35,000	$10.00	1.51	$-
Granted	-	$-
Exercised	-	$-
Canceled / expired	-	$-
Options outstanding at March 31, 2019	35,000	$10.00	0.51	$-
Granted	-	$-
Exercised	-	$-
Canceled / expired	(35,000)	$10.00
Options outstanding at December 31, 2019	-	$-	-	$-
Options exercisable at December 31, 2019	-	$-	-	$-

The following table summarizes the changes in employee stock options outstanding and the related prices for the shares of our common stock issued to employees under two employee stock option plans:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (years)	Value
Options outstanding at March 31, 2017	35,000	$10.00	2.51	$-
Granted	-	$-
Exercised	-	$-
Canceled / expired	-	$-
Options outstanding at March 31, 2018	35,000	$10.00	1.51	$-
Granted	-	$-
Exercised	-	$-
Canceled / expired	-	$-
Options outstanding at March 31, 2019	35,000	$10.00	0.51	$-
Options exercisable at March 31, 2019	35,000	$10.00	0.51	$-

Summary of Warrants Outstanding and Related Prices

The following table summarizes the warrants outstanding and the related prices for the shares of our common stock as of December 31, 2019:

	Warrants Outstanding			Warrants Exercisable
Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Price	Outstanding	Life (Years)	Price	Exercisable	Price
$1.50	125,000	0.46	$1.50	125,000	$1.50

The following table summarizes the warrants outstanding and the related prices for the shares of our common stock as of March 31, 2019:

	Warrants Outstanding			Warrants Exercisable
Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Price	Outstanding	Life (Years)	Price	Exercisable	Price
$1.50	5,052,497	0.36	$1.50	5,052,497	$1.50

Summary of Warrants Issued

Transactions involving our warrant issuance are summarized as follows:

		Weighted
	Number of	Average
	Shares	Exercise Price
Warrants outstanding at March 31, 2018	6,169,497	$1.50
Granted / restated	-	$-
Canceled	-	$-
Expired	(1,117,000)	$1.48
Warrants outstanding at March 31, 2019	5,052,497	$1.50
Granted	-	$-
Canceled	-	$-
Expired	(4,927,497)	$1.50
Warrants outstanding at December 31, 2019	125,000	$1.50

Transactions involving our warrant issuance are summarized as follows:

		Weighted
	Number of	Average
	Shares	Exercise Price
Warrants outstanding at March 31, 2017	6,534,810	$1.48
Granted / restated	-	$-
Canceled	-	$-
Expired	(365,313)	$(1.18)
Warrants outstanding at March 31, 2018	6,169,497	$1.50
Granted	-	$-
Canceled	-	$-
Expired	(1,117,000)	$(1.48)
Warrants outstanding at March 31, 2019	5,052,497	$1.50